Note 14 - Receivables - Non Current - Components of Receivables Non Current (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other non-current receivables [abstract]
Employee advances and loans	$ 4,563	$ 6,008
Tax credits	18,046	20,065
Receivables from related parties	62,790	59,999
Legal deposits	8,600	12,378
Advances to suppliers and other advances	4,803	3,772
Receivable Venezuelan subsidiaries	48,659	48,659
Others	6,842	6,222
Trade and other non-current receivables before the allowance for doubtful accounts	$ 154,303	$ 157,103